Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Taxes
U.S. and international components of income before income taxes were as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
U.S.	$(37,028)	$(46,444)	$(23,463)
International	48,620	51,300	26,656
Income before income taxes	$11,592	$4,856	$3,193

Schedule of Income Tax Expense (Benefit)
Income tax expense was composed of the following:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Current:
Federal	$—	$—	$—
State	2	—	—
International	13,324	16,065	10,438
	13,326	16,065	10,438
Deferred:
Federal	—	86	(64)
State	—	5	(133)
International	(1,847)	(4,142)	(4,536)
	(1,847)	(4,051)	(4,733)
Income tax expense	$11,479	$12,014	$5,705

Schedule of Effective Income Tax Rate Reconciliation
The difference between the income tax expense (benefit) derived by applying the federal statutory income tax rate to our income before income taxes and the amount recognized in our Consolidated Financial Statements is as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Expense (benefit) derived by applying the federal statutory income tax rate to income before income taxes	$2,434	$1,020	$670
State taxes, net of federal benefit	(105)	(185)	(93)
Permanent items	—	—	1
Research and experimentation tax credits	—	(786)	(422)
Withholding tax	—	(44)	112
Transaction costs	1,999	—	—
Pre-Separation and Distribution net operating losses and other deferred tax assets	21,130	—	—
Valuation allowance for deferred tax assets	(15,383)	11,680	5,638
Stock-based compensation	1,258	(333)	(636)
Meals and entertainment	75	15	130
Acquisition costs	—	35	297
Effect of foreign operations	(88)	612	8
Other	$159	$—	$—
	$11,479	$12,014	$5,705

Components of Net Deferred Tax Amounts
The components of the net deferred tax amounts recognized in the accompanying Consolidated Balance Sheets were:

	December 31,
	2021	2020

	(in thousands)
Deferred tax assets:
Allowance for doubtful accounts	$465	$262
Accrued expenses	99	209
Net operating loss	1,573	17,935
Research and experimentation credits	—	1,349
Stock-based compensation	2,967	2,446
Interest	1,195	1,072
Deferred revenue	62	91
Unrealized exchange gain	—	1
Leases	726	1,560
Other credits	14	51
Total deferred tax assets	7,101	24,976
Valuation allowance	(2,873)	(18,256)
Deferred tax assets, net of valuation allowance	4,228	6,720
Deferred tax liabilities:
Property and equipment	1,787	846
Prepaid expenses	646	574
Leases	894	1,686
Intangibles	1,852	6,478
Total deferred tax liabilities	5,179	9,584
Net deferred tax asset (liability)	$(951)	$(2,864)

Schedule of Unrecognized Tax Benefits
The aggregate changes in the balance of our gross unrecognized tax benefits, excluding accrued interest and penalties, were as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Balance, beginning of year	$87	$87	$87
Increases for tax positions related to the current year	—	—	—
Decreases for tax positions related to the current year	—	—	—
Increases for tax positions related to prior years	—	—	—
Decreases for tax positions related to prior years	(87)	—	—
Settlement with taxing authorities	—	—	—
Reductions due to lapsed statute of limitations	—	—	—
Balance, end of year	$—	$87	$87